UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2004
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Monetta Fund, Inc.
Schedule of Investments (Unaudited)
September 30, 2004


COMMON STOCKS - 84.4%
						SHARES		MARKET VALUE


Aerospace/Defense - 2.0%
General Dynamics Corp.		 	 	 2,000		  $204,200
Lockheed Martin Corp.				10,000		   557,800
The Boeing Co.			 	 	 7,100		   366,502
								 ---------
						 		 1,128,502

Apparel - 0.8%
Nike, Inc. - CL B		 	 	 5,500		   433,400

Banks - 8.5%
BB&T Corp.			 	 	 9,500		   377,055
M&T Bank Corp.			 	 	 4,300		   411,510
Bank of America Corp.				20,000		   866,600
First Horizon Nat'l Corp.	 		 5,000		   216,800
National City Corp.		 	 	 9,000		   347,580
Northern Trust Corp.		 	 	 5,200		   212,160
The Bank of New York Co., Inc.			15,500		   452,135
U.S. Bancorp				 	 9,500		   274,550
Wachovia Corp.					 9,500		   446,025
Wells Fargo & Co.				13,300		   793,079
Zions Bancorporation				 5,500		   335,720
							 	 ---------
								 4,733,214

Biotechnology - 1.7%
Amgen, Inc.					*9,000		   510,120
Genentech, Inc.					*4,000		   209,680
Genzyme Corp.					*4,500		   244,845
							   	   -------
							   	   964,645

Building Materials - 0.5%
Florida Rock Industries, Inc.		 	 5,000		   244,950

Chemicals - 1.9%
Crompton Corp.				 	 8,000		    75,920
Dow Chemical Co.			 	 3,000		   135,540
Hercules, Inc.					*6,000		    85,500
Lyondell Chemical Co.				11,500		   258,290
Olin Corp.					10,000		   200,000
Rohm and Haas Co.			 	 5,500		   236,335
Terra Industries, Inc.				*9,000		    77,940
							 	 ---------
							 	 1,069,525

Coal - 1.2%
Arch Coal, Inc.				 	 8,000		   283,920
Peabody Energy Corp.			 	 6,300		   374,850
                                                          	   -------
                                                           	   658,770

Commercial Services - 0.6%
H & R Block, Inc.     			 	 2,300		   113,666
Parexel Int'l Corp.			       *12,000		   235,200
                                                                   -------
                                                                   348,866

Computers - 0.8%
Int'l Business Machines Corp.		 	 5,000		   428,700

Cosmetics/Personal Care - 0.9%
Procter & Gamble Co.	 	         	 9,000		   487,080

Distribution/Wholesale - 0.4%
W.W. Grainger, Inc.			 	 4,000		   230,600

Diversified Financial Services - 3.2%
American Express Co.			 	 7,000		   360,220
Citigroup, Inc.				 	 4,000		   176,480
E*Trade Financial Corp.		       	       *10,000		   114,200
J.P. Morgan Chase & Co.				14,000		   556,220
MBNA Corp.				 	 3,000		    75,600
Merrill Lynch & Co., Inc.		 	 3,000		   149,160
The Goldman Sachs Group, Inc.		 	 4,000	  	   372,960
                                                        	----------
                                                         	 1,804,840

Electric - 1.2%
Exelon Corp.					11,900		   436,611
The AES Corp.			       	       *23,300		   232,767
							           -------
                                                                   669,378

Electrical Components & Equipment - 0.2%
Graftech Int'l Ltd			 	 8,000		   111,600

Electronics - 0.3%
AU Optronics Corp. - SP ADR		 	 6,000		    75,120
Zygo Corp.			 		*6,000		    60,780
                                                          	   -------
                                                          	   135,900

Engineering & Construction - 0.1%
The Shaw Group, Inc.				*5,000		    60,000

Entertainment - 0.5%
Int'l Game Technology Co.		 	 3,200		   115,040
Scientific Games Corp. - CL A			*7,700		   147,070
							    	   -------
 							    	   262,110

Environmental Control - 0.3%
Waste Management, Inc.			 	 7,000		   191,380

Food - 0.4%
Kraft Foods, Inc. - CL A		 	 7,000		   222,040

Healthcare-Products - 3.3%
Baxter Int'l, Inc.				10,200		   328,032
Haemonetics Corp.		       	       *10,000		   328,400
Henry Schein, Inc.				*3,600		   224,316
Johnson & Johnson			 	 7,000		   957,610
                                                          	 ---------
                                                          	 1,838,358

Healthcare-Services - 4.7%
Laboratory Corp. of America Holdings		*4,000		   174,880
Quest Diagnostics, Inc.				10,200		   899,844
Aetna, Inc.				 	 5,600		   559,608
UnitedHealth Group, Inc.			13,800		 1,017,612
							  	 ---------
                                                         	 2,651,944

Home Builders - 10.6%
D.R. Horton, Inc.				10,000		   331,100
M.D.C. Holdings, Inc.				13,500		   986,850
Centex Corp.					14,300		   721,578
Hovnanian Enterprises, Inc. - CL A     	       *26,000		 1,042,600
Lennar Corp. - CL A			 	 8,000		   380,800
Orleans Homebuilders, Inc.			10,000		   225,200
Pulte Homes, Inc.		   		12,400		   760,988
Toll Brothers, Inc.		       	       *30,000		 1,389,900
WCI Communities, Inc.		 		*5,200		   121,160
						        	 ---------
                                                          	 5,960,176

Insurance - 1.1%
Allstate Corp.				 	 9,000		   431,910
The Hartford Financial Svcs Group, Inc.	 	 3,000		   185,790
							    	   -------
                                                            	   617,700

Internet - 1.2%
F5 Networks, Inc.			       	*5,400		   164,484
Aladdin Knowledge Systems		       	*6,500		   145,607
Blue Coat Systems, Inc.			       	*9,000		   129,600
Captiva Software Corp.				*7,400		    82,880
Ctrip.com Int'l Ltd				 1,500		    52,050
Sapient Corp.					*5,100		    38,913
VeriSign, Inc.					*4,000		    79,520
							           -------
                                                                   693,054

Leisure Time - 0.3%
Carnival Corp.				         3,300		   156,057

Lodging - 0.7%
Harrah's Entertainment, Inc.		 	 2,000		   105,960
MGM Mirage, Inc.				*6,000		   297,900
                                                          	   -------
                                                           	   403,860

Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.			 	 2,000		   160,900

Metal Fabricate/Hardware - 0.1%
Commercial Metals, Co.			 	 2,000		    79,440

Mining - 3.8%
BHP Billiton Ltd			 	 6,000		   124,500
Alcoa, Inc.			 		13,000		   436,670
Barrick Gold Corp.			 	 5,000		   105,200
Companhia Vale do Rio Doce - SP ADR	 	 8,000		   179,760
Freeport-McMoRan Copper & Gold, Inc. - CL B	 3,000		   121,500
Inco Ltd.					 6,000		   234,300
Newmont Mining Corp.				 6,000		   273,180
Pan American Silver Corp.			*6,000		   102,180
Phelps Dodge Corp.			  	 5,000		   460,150
Stillwater Mining Co.				*5,000		    77,500
       								 ---------
 						                 2,114,940

Miscellaneous Manufacturing - 2.1%
3M Co.						 1,500		   119,955
Eastman Kodak Co.			 	18,500		   596,070
General Electric Co.			 	13,000		   436,540
Tredegar Corp.				 	 2,600		    47,320
								 ---------
                                                                 1,199,885

Oil & Gas - 8.2%
BP PLC - SP ADR					19,000		 1,093,070
Amerada Hess Corp.				 3,000		   267,000
Burlington Resources, Inc.			 7,000		   285,600
ChevronTexaco Corp.				 6,000		   321,840
Ensco Int'l, Inc.				 7,200	           235,224
Exxon Mobil Corp.				25,000		 1,208,250
Marathon Oil Corp.				 9,500		   392,160
Sunoco, Inc.					 7,500		   554,850
Valero Energy Corp.				 3,000		   240,630
								 ---------
   							         4,598,624

Oil & Gas Services - 4.5%
BJ Services Co.					 9,700		   508,377
Baker Hughes, Inc.				 6,200		   271,064
Cal Dive Int'l, Inc.				20,000		   712,400
Core Laboratories N.V.				*5,000		   122,950
Schlumberger Ltd.				 8,000		   538,480
Tidewater, Inc.					12,000		   390,600
								 ---------
							         2,543,871

Pharmaceuticals - 1.8%
Abbott Laboratories				 5,000		   211,800
Eli Lilly & Co.					 3,000		   180,150
OSI Pharmaceuticals, Inc.			   *89			 7
Watson Pharmaceuticals, Inc.		       *16,000		   471,360
Wyeth					  	 4,000		   149,600
								 ---------
								 1,012,917

Retail - 6.1%
CVS Corp.					 7,000		   294,910
AutoZone, Inc.					*1,500		   115,875
Best Buy Co., Inc.				 2,500		   135,600
Christopher & Banks Corp.			 8,000		   128,080
Federated Department Stores, Inc.		 5,000		   227,150
Home Depot, Inc.				 6,500		   254,800
McDonald's Corp.			 	 3,000		    84,090
Nordstrom, Inc.					 4,000		   152,960
PETsMart, Inc.					10,000		   283,900
Pier 1 Imports, Inc.				 5,000		    90,400
RadioShack Corp.				 3,000		    85,920
Staples, Inc.					 8,000		   238,560
The Bombay Co.					*9,000		    65,970
The TJX Companies, Inc.				 3,500		    77,140
Wal-Mart Stores, Inc.				22,000		 1,170,400
								 ---------
								 3,405,755

Semiconductors - 2.3%
Cree, Inc.					*9,500		   290,035
HI/FN, Inc.					*4,900		    42,973
Intel Corp.					 9,500		   190,570
Linear Technology Corp.				 6,500		   235,560
Netlogic Microsystems, Inc.			*7,105		    46,822
OmniVision Technologies, Inc.			*5,000		    70,750
Qlogic Corp.					*2,000		    59,220
Skyworks Solutions, Inc.		       *10,000		    95,000
Taiwan Semiconductor - SP ADR			 7,000		    49,980
Texas Instruments, Inc.				 9,000		   191,520
								 ---------
							     	 1,272,430

Software - 4.5%
First Data Corp.				16,000		   696,000
Microsoft Corp.					40,000		 1,106,000
Microstrategy, Inc. - CL A			*3,700		   152,033
MicroStrategy, Inc. - WT07			   *16			 1
Oracle Corp.				       *10,000		   112,800
PLATO Learning, Inc.				*4,700		    41,548
Satyam Computer Services - SP ADR		 5,000		   115,600
Ulticom, Inc.					*8,000		   118,160
VERITAS Software Corp.			       *10,000		   178,000
								 ---------
								 2,520,142

Telecommunications - 2.0%
8X8, Inc.					*11,000		    41,250
Cisco Systems, Inc.				*10,000		   181,000
JDS Uniphase Corp.				*10,000		    33,700
SBC Communications, Inc.			 16,000		   415,200
Tellabs, Inc.					 *8,000		    73,520
Verizon Communications, Inc.			 10,000		   393,800
								 ---------
								 1,138,470

Textiles - 0.5%
Mohawk Industries, Inc.				  3,500		   277,865

Transportation - 0.8%
FedEx Corp.					  5,000		   428,450
								 ---------

Total Common Stocks						47,260,338
  (Cost $45,143,714) (a)
VARIABLE DEMAND NOTES - 4.8%		    PRINCIPAL AMOUNT

American Family Financial
  Services Co. - 1.432%			        957,000		   957,000
Wisconsin Corp. Central
  Credit Union - 1.503%			      1,758,600		 1,758,600
								 ---------
								 2,715,600


COMMERCIAL PAPER - 14.1%		    PRINCIPAL AMOUNT

Nat'l Rural Utilities - 1.629%		      1,400,000		 1,399,620
   Due 10/07/04
IBM Corp. - 1.620%			      1,000,000            999,505
  Due 10/12/04
GE Capital Corp. - 1.710%		      1,000,000            999,335
  Due 10/15/04
New Jersey Natural Gas - 1.729%  	      1,500,000          1,498,126
  Due 10/27/04
American Honda Finance - 1.739%		      2,000,000          1,997,293
  Due 10/29/04
FPL Fuels, Inc. - 1.760%		      1,000,000            998,631
  Due 10/29/04
								 ---------
								 7,892,510
							         ---------
Total Short-Term Investments - 18.9%				10,608,110
								----------

Total Investments - 103.3%					57,868,448
(Cost $55,751,824) (a)


Other Net Assets Less Liabilities - (3.3%)			(1,850,759)
								----------


Net Assets - 100%					       $56,017,688
								==========





(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $2,446,569 and aggregate gross unrealized depreciation is $329,945 resulting in net unrealized appreciation of $2,116,624.


*Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 24, 2004
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(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      November 24, 2004
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 24, 2004
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      November 24, 2004
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.